Annual Fund Operating Expenses - PIMCO Emerging Markets Full Spectrum Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026July 31, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Acquired Fund Fees and Expenses	0.28%	[1],[2]
Expenses (as a percentage of Assets)	1.54%	[1]
Fee Waiver or Reimbursement	(0.29%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	1.25%	[1],[5]

[1]	The expense information in the table has been restated to reflect current expenses, including the reduction in the Fund’s advisory fee, the Fund’s fee waiver and anticipated principal investment strategies, such as the degree of anticipated investments in Acquired Funds (defined below).
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.05%. Further, “Other Expenses” include interest expense of 0.41%. Interest expense can result from certain transactions within the Underlying PIMCO Funds or the Fund, as applicable, and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds and the Fund, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79% for Institutional Class.
[3]	PIMCO has contractually agreed through July 31, 2027, to waive its advisory fee by 0.06% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement will automatically renew for one‑year terms thereafter unless PIMCO provides written notice of its termination 30 days prior to the end of the current term.
[4]	PIMCO has contractually agreed, through July 31, 2026, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.